SEC File Nos. 033-54444
811-07338

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
__________________

FORM N-1A

Registration Statement
Under
the Securities Act of 1933
Post-Effective Amendment No.  26

and

Registration Statement
Under
The Investment Company Act of 1940
Amendment No.  28
__________________

CAPITAL WORLD GROWTH AND INCOME FUND, INC.
(Exact Name of Registrant as Specified in Charter)

333 South Hope Street
Los Angeles, California 90071-1447
(Address of Principal Executive Offices)

Registrant's telephone number, including area code:
(213) 486-9200
__________________

Vincent P. Corti
Capital Research and Management Company
333 South Hope Street
Los Angeles, California 90071-1447
(Name and Address of Agent for Service)
__________________

Copies to:
Kathryn A. Sanders
O'Melveny & Myers LLP
400 South Hope Street
Los Angeles, California  90071-2899
(Counsel for the Registrant)
__________________

Approximate date of proposed public offering:
It is proposed that this filing become effective immediately pursuant to paragraph (b) of rule 485.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Los Angeles, and State of California, on the 23rd day of February, 2011.

CAPITAL WORLD GROWTH AND INCOME FUND, INC.

By: /s/ Gina H. Despres
(Gina H. Despres, Vice Chairman of the Board)

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below on February 23, 2011, by the following persons in the capacities indicated.

	Signature	Title
(1)	Principal Executive Officer:
	/s/ Gina H. Despres (Gina H. Despres)	Vice Chairman

(2)	Principal Financial Officer and Principal Accounting Officer:
	/s/ Neal F. Wellons (Neal F. Wellons)	Treasurer

(3)	Directors:
	Joseph C. Berenato*	Director
	Robert J. Denison*	Director
	/s/ Mark E. Denning (Mark E. Denning)	President and Director

	/s/ Gina H. Despres (Gina H. Despres)	Vice Chairman of the Board

	Mary Anne Dolan*	Director
	R. Clark Hooper*	Director
	Koichi Itoh*	Director
	Merit E. Janow*	Chairman of the Board (Independent and Non-Executive)
	Leonade D. Jones*	Director
	Gail L. Neale*	Director
	Robert J. O’Neill*	Director
	Stefanie Powers*	Director
	Christopher E. Stone*	Director
	Steadman Upham*	Director
*By: /s/ Vincent P. Corti
(Vincent P. Corti, pursuant to a power of attorney filed herewith)

Counsel represents that this amendment does not contain disclosures that would make the amendment ineligible for effectiveness under the provisions of rule 485(b).

/s/ Katherine H. Newhall
(Katherine H. Newhall)

Exhibit Index

Exhibit No.	Description

EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase